GOING CONCERN UNCERTAINITY (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 14,930		$ 36,619	$ 757
Current assets	139,788		231,280	757
Liabilities, current	5,824,212		5,992,412	4,373,037
Accumulated deficit	12,348,203		11,177,216	7,776,354
Net cash used in operating activities	$ 180,186	$ 236,418	$ 493,003	$ 131,453